Other non-current assets - Summary (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other non-current assets
Non-current restricted cash	€ 1,759,000	€ 1,985,000
Non-current portion of upfront payment to NovAlix		2,580,000
Non-current portion of advance related to the NovAliX transaction		2,877,000
Other non-current assets	1,200,000	1,266,000
Total other non-current assets	€ 2,959,000	€ 8,708,000
Collaboration agreement for drug discovery and research operations [member]
Other non-current assets
Current and non-current prepayments			€ 8,300,000